Benefit Payments, Gratuity (Detail) (Gratuity, INR) In Millions, unless otherwise specified	Mar. 31, 2014
Gratuity
Benefit payments
2015	173.2
2016	187.2
2017	211.1
2018	291.8
2019	327.8
2020-2024	1,077.0